Segmented disclosure (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Number of customers in sales & trading segment who represented more than 10% (and less than 15%) of revenues	one customer
Number of customers who each represented more than 10% of revenues during that period	three customers
Largo Clean Energy Corp. [Member] | Inter-segment transactions & other activities [Member]
Disclosure of operating segments [line items]
Inter-segment transaction elimination partially offset amount	$ (106,773)	$ 63,711
Inter-segment transaction elimination partially offset assets	3,924	114
Inter-segment transaction elimination partially offset amount	(107,225)	54,327
Inter-segment transaction elimination partially offset liabilities	174	73
Largo Titânio Ltda. [Member]
Disclosure of operating segments [line items]
Other general and administrative expense not related to operating segments		100
E&E properties [Member]
Disclosure of operating segments [line items]
Other general and administrative expense not related to operating segments		3
E&E properties [Member] | Inter-segment transactions & other activities [Member]
Disclosure of operating segments [line items]
Inter-segment transaction elimination partially offset assets	$ 2	$ 2